Income Tax Status (Details) - Bar Harbor Bankshares 401(k) Plan	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Jun. 30, 2020
Tax qualification status	us-gaap:QualifiedPlanMember